Note 5 - Leases	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

5.   LEASES

The Company was assigned an operating lease associated with the real property and leasehold improvements for the Granite City, IL facility acquired from Plateplus pursuant to the transaction disclosed in Note 2. The current lease expires August 31, 2023 and the Company is in the process of renewing the lease. The lease calls for quarterly rental payments of approximately $19,000. The Company recognized an initial right-of-use ("ROU") asset and lease liability of approximately $1.2 million during fiscal 2023 related to this lease. The anticipated renewal of this lease is included in the ROU asset and lease liability calculation. The Company’s lease of its office space in Longview, Texas is the only other operating lease included in the Company's ROU assets and lease liabilities. The lease calls for monthly rent payments of approximately $5,000 and expires on April 30, 2024. The Company’s other operating leases for items such as IT equipment and storage space are either short-term in nature or immaterial.

In October 2019, the Company received a new heavy-duty forklift under a 5-year finance lease arrangement with a financed amount of approximately $0.5 million and a monthly payment of approximately $9,000.

The components of expense related to leases were as follows for the fiscal years ended March 31, 2023 and 2022 (in thousands):

	Fiscal 2023	Fiscal 2022
Finance lease – amortization of ROU asset	$105	$103
Finance lease – interest on lease liability	4	6
Operating lease expense	127	58
	$236	$167

The following table illustrates the balance sheet classification for ROU assets and lease liabilities as of March 31, 2023 and 2022 (in thousands):

	March 31, 2023	March 31, 2022	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$1,270	$113	Operating lease right-of-use asset
Finance lease right-of-use asset	430	456	Property, plant & equipment
Total right-of-use assets	$1,700	$569

Liabilities
Operating lease liability, current	$101	$52	Accrued expenses
Finance lease liability, current	107	105	Current portion of finance lease
Operating lease liability, non-current	1,168	61	Other non-current liabilities
Finance lease liability, non-current	54	161	Other non-current liabilities
Total lease liabilities	$1,430	$379

As of March 31, 2023, the weighted-average remaining lease term was 19.3 years for operating leases and 1.5 years for finance leases. The weighted average discount rate was 2.7% for operating leases and 1.9% for finance leases.

Maturities of lease liabilities as of March 31, 2023were as follows (in thousands):

	Operating	Finance
	Leases	Leases
Fiscal 2024	134	109
Fiscal 2025	80	54
Fiscal 2026	75	—
Fiscal 2027	75	—
Fiscal 2028 and beyond	1,237	—
Total undiscounted lease payments	$1,601	$163
Less: imputed interest	(332)	(2)
Present value of lease liability	$1,269	$161